Granite Value Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Granite Value Fund (the “Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Granite Value Fund
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase and a $15 fee for redemptions paid by wire)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Granite Value Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.45%
Total Annual Fund Operating Expenses		1.45%
Fee Waiver/Expense Reimbursement		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement	[2]	1.35%
[1]	Estimated for the first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2013 , so that the Total Annual Fund Operating Expenses does not exceed 1.35%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired fund fees and expense"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This waiver can be terminated only by, or with the consent of, the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The 1 and 3 year numbers shown below reflect the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses Example (USD $)	1 Year	3 Years
Granite Value Fund	137	449

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.
Principal Investment Strategies

The Granite Value Fund invests primarily in mid- to large-capitalization equity securities of U.S. and foreign companies. Granite Investment Advisors (the “Adviser”) generally selects equity securities of companies believed by the Adviser to be undervalued.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies and will do so through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security.

The Adviser applies a disciplined approach to equity selection. The Adviser begins with a universe of companies with market capitalizations greater than $2.5 billion and screens for companies with above average or improving profitability selling at below average valuations. The Adviser next applies a fundamental analysis in which it assesses a company’s competitive position, analyzes financial statements, and interviews company management, customers and competitors. The Adviser next applies a valuation analysis in which it determines the fair value of a company using a discounted free cash flow model. Finally, the Adviser will purchase stocks in companies that it believes are significantly undervalued.

The Fund will target to hold approximately 40 positions although the Adviser may, depending on market conditions, increase or decrease this target number of positions. The Adviser attempts to diversify exposure across economic sectors.

The Adviser will typically sell securities that it believes are fully valued, that no longer support the thesis upon which their purchase was based, and when its research generates a better portfolio idea.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Foreign Securities. Depositary receipts representing foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country related risks including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility.

Risks of Medium Capitalization Companies. The Fund may invest in the stocks of medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies may be more volatile than larger companies. Medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Currency Risk: Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.

Risks of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Risks of Convertible Securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

Performance
The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.